Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Significant Accounting Policies [Abstract]
Anti-dilutive effect	2,041,671	1,201,811	2,041,671	1,201,811
Operating segments			1
Reportable segments			1